Financial assets at fair value	3 Months Ended
Jun. 30, 2026
Disclosure of fair value measurement of assets [abstract]
Disclosure of financial assets [text block]
16. Financial assets
(a)Classification of financial assets
Financial assets include the following:
Financial assets at Fair Value through Profit or Loss:

Instrument	Reference		Maturity date	Interest rate (%)	Linked with	June 30, 2026 (i)	December 31, 2025 (i)
Argentina Treasury Notes	D16E6		Jan-26	0.0%	Dollar linked	—	9,139
Brazil Money Market	LFT	*	Apr-25	Selic + 0.08%	—	—	1,757
						—	10,896
*Stabilization Reference Coefficient adjusted by inflation
Financial assets at Amortized Cost:

Instrument	Reference	Maturity date	Interest rate (%)	Linked with	June 30, 2026(i)	December 31, 2025(i)
US Treasury Bonds	US912797RU32	Feb-26	0.0%	—	—	16,759
US Treasury Bonds	US912797QN08	May-26	3.4%	—	—	48,244
US Treasury Bonds	US912797QX89	Jun-26	3.2%	—	—	7,563
US Treasury Bonds	US912797SW88	May-26	3.22%	—	—	7,563
US Treasury Bonds	US912797RF64	Jul-26	3.2%	—	7,683	7,563
US Treasury Bonds	US912797RG48	Aug-26	3.29%	—	5,704	—
US Treasury Bonds	US912797SA68	Oct-26	3.36%	—	6,680	—
US Treasury Bonds	US912797SK41	Oct-26	3.41%	—	6,545	—
US Treasury Bonds	US912797SU23	Nov-26	3.40%	—	6,542	—
US Treasury Bonds	US912797TC16	Dec-26	3.57%	—	15,336	—
US Treasury Bonds	US912797TF47	Jul-26	3.27%	—	4,822	—
US Treasury Bonds	US912797TP29	Jul-26	3.28%	—	5,705	—
US Treasury Bonds	US912797TQ02	Jul-26	3.30%	—	5,705	—
US Treasury Bonds	US912797UG01	Sep-26	3.33%	—	6,331	—
US Treasury Bonds	US912797UJ40	Oct-26	3.38%	—	6,680	—
US Treasury Bonds	US912797TC16	Dec-26	3.57%	—	981	—
Banco Diners	C049001	Nov-26	5.7%	—	500	501
					79,214	88,193
					79,214	99,089
(i) As of June 30, 2026 and December 31, 2025, certain financial assets with a carrying amount of US$59,267 and US$74,478, respectively, were held as security for the borrowings detailed in Note 23. Financial liabilities.

(b)Amounts recognized in profit or loss
Information about the Group’s impact on profit or loss of bonds is discussed in Note 11. Other Results
(c)Risk exposure and fair value measurements
As of December 31, 2025, the Group’s financial assets at fair value through profit or loss consisted of Argentina Treasury Notes that are listed on the Argentinean Stock Exchange (Bolsas y Mercados Argentinos - BYMA). As of June 30, 2026, the Group held no financial assets measured at FVPL.